TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (loss) before taxes, as reported in the consolidated statements of operations	$ 3,305	$ 2,835	$ (3,282)
Statutory tax rate	26.50%	25.00%	25.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	876	709	(821)
Income tax at rate other than the Israeli statutory tax rate	353	310	(55)
Tax advances, withholding tax and non-deductible expenses, including equity based compensation expenses	897	518	807
Losses for which a valuation allowance was provided (utilized)	1,101	(2,929)	755
Tax adjustment in respect of different tax rates	0	(148)	0
Taxes in respect to prior years	0	0	(162)
State and Federal taxes	136	163	48
Foreign exchange	17	(20)	89
Impairment of tax advances	0	64	0
Other	11	(71)	(120)
Income Tax Expense (Benefit)	$ 3,391	$ (1,404)	$ 541